Goodwill - Schedule of Carrying Value of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Carrying Value of Goodwill [Abstract]
Beginning balance	$ 35,926	$ 35,926
Additions from Exosome business combination	3,022
Ending balance	$ 38,948	$ 35,926